Summary of Depreciation, Amortization expense, and Capitalized Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation	$ 248	$ 260	$ 236
Amortization	4	1	2
Interest Costs Capitalized	9	18	4
Equipment Leased to Others
Property, Plant and Equipment [Line Items]
Depreciation	$ 46	$ 38	$ 51